Schedule of Common Stock issued (Details)	Jun. 30, 2026 shares
Business Combination [Line Items]
Shares issued	44,150,000
Common Class A [Member]
Business Combination [Line Items]
Shares issued	14,241,982
Common Class B [Member]
Business Combination [Line Items]
Shares issued	29,533,018
Common Class A One [Member]
Business Combination [Line Items]
Shares issued	375,000
Boost Run Holdings [Member]
Business Combination [Line Items]
Shares outstanding	12,777
Boost Run Holdings [Member] | Common Class A [Member]
Business Combination [Line Items]
Shares outstanding	8,500
Boost Run Holdings [Member] | Common Class B [Member]
Business Combination [Line Items]
Shares outstanding	4,149
Boost Run Holdings [Member] | Common Class C [Member]
Business Combination [Line Items]
Shares outstanding	128